INTANGIBLE AND GOODWILL, NET, Key Assumptions Used for Calculation of Fair Value Less Selling Costs (Details)		Dec. 31, 2024	Dec. 31, 2023
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate			6.80%
Discount rate			15.10%
Mibanco - Edyficar Peru [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		5.60%	5.60%
Discount rate		11.90%	13.10%
Prima AFP - AFP Union Vida [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		1.60%	1.60%
Discount rate		14.20%	15.50%
Mibanco Colombia [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		3.80%	6.80%
Discount rate		14.40%	15.10%
Credicorp Capital Colombia [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		4.60%	4.60%
Discount rate		10.90%	14.90%
Banco de Credito del Peru [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		6.10%	4.60%
Discount rate		13.80%	12.40%
Pacifico Seguros [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate	[1]	4.60%	4.60%
Pacifico Seguros [Member] | Minimum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Discount rate	[1]	10.70%	11.80%
Pacifico Seguros [Member] | Maximum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Discount rate	[1]	12.30%	13.90%
Atlantic Security Holding Corporation [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		2.30%	2.30%
Discount rate		11.30%	12.60%
Monokera S.A.S [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%
Discount rate		30.00%
Tenpo [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%	0.00%
Discount rate		25.00%	25.00%
Joinnus S.A.C. [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%
Discount rate		25.00%
Compania Incubadora de Soluciones Moviles S.A-Culqi [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%	0.00%
Discount rate		30.00%	25.00%
Wally POS S.A.C [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%	0.00%
Discount rate		25.00%	25.00%
Sami Shop S.A.C [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%	0.00%
Discount rate		25.00%	25.00%

[1]	As of December 31, 2024, and 2023, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.